Segment Reporting	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting
30.	Segment Reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is regularly reviewed by the chief operating decision maker in assessing performance and deciding how to allocate resources. Reportable segments consist of one or more operating segments with similar economic characteristics, products and services, production processes, type of customer, distribution system or regulatory environment.

The information provided for segment reporting is based on internal reports utilized by management of the Company and its subsidiaries. The presentation and allocation of assets and results of operations may not reflect the actual economic costs of the segments as standalone businesses. If a different basis of allocation were utilized, the relative contributions of the segments might differ but the relative trends in the segments’ operating results would, in management’s view, likely not be impacted.

The Company’s business activities currently consist of (i) Real Estate and Other Activities and (ii) Financial Services. We currently report the results of our business activities through five segments. Three of the segments relate to our Real Estate and Other business activities. These segments are: BFC Activities; Real Estate Operations; and Bluegreen Resorts. Our other two segments - BankAtlantic and BankAtlantic Bancorp Parent Company - relate to our Financial Services business activities and include BankAtlantic Bancorp’s results of operations. Prior to June 30, 2011, our Real Estate and Other business activities included a fourth reporting segment, Bluegreen Communities. As described herein, Bluegreen Communities has ceased to be a separate reporting segment and is accounted for as a discontinued operation for all periods subsequent to November 16, 2009, the date on which we acquired a controlling interest in Bluegreen, as a result of the determination made by Bluegreen’s board of directors on June 30, 2011 to seek to sell Bluegreen Communities, or all or substantially all of its assets, and the Purchase and Sale Agreement subsequently entered into with respect to substantially all of the assets which comprise Bluegreen Communities. Discontinued operations for each of the years ended December 31, 2009, 2010 and 2011 include Cypress Creek Holdings, and Core Communities for each of the years ended December 31, 2009 and 2010. See Note 5 for further information regarding discontinued operations.

As indicated above, on October 12, 2011, a Purchase and Sale Agreement was entered into between seven of Bluegreen’s subsidiaries and Southstar. The agreement, as amended, provides for the sale to Southstar of substantially all of the assets that comprise Bluegreen Communities for a purchase price of $29.0 million in cash. Assets excluded from the sale primarily include Bluegreen Communities’ notes receivable portfolio. Southstar also agreed to pay an amount equal to 20% of the net proceeds (as calculated in accordance with the terms of the agreement) Southstar receives upon its sale, if any, of two specified parcels of real estate to be purchased by Southstar under the agreement.

As the transaction is an asset sale, liabilities not assumed by Southstar under the agreement and liabilities related to Bluegreen Communities’ operations prior to the closing of the transaction will be retained by Bluegreen’s subsidiaries.

The Company evaluates segment performance based on its segment net income (loss).

The following summarizes the aggregation of the Company’s operating segments into reportable segments:

BFC Activities

The BFC Activities segment consists of BFC operations, our investment in Benihana, and other operations of Woodbridge described below. BFC operations primarily consist of our corporate overhead and general and administrative expenses, including the expenses of Woodbridge, the financial results of a venture partnership that BFC controls and other equity investments, as well as income and expenses associated with BFC’s shared service operations, which provides human resources, risk management, investor relations and executive office administration services to BankAtlantic Bancorp and Bluegreen. This segment also includes investments made by our wholly owned subsidiary, BFC/CCC, Inc. (“BFC/CCC”). Woodbridge’s other operations include the activities of Snapper Creek Equity Management, LLC and certain other investments.

Woodbridge has an equity interest of approximately 41% in Pizza Fusion Holdings, Inc. (“Pizza Fusion”), a restaurant operator and franchisor engaged in the quick service and organic food industries. The investment included all of the outstanding shares of Pizza Fusion’s Series B Convertible Preferred Stock. Pizza Fusion’s Series B Convertible Preferred Stock was entitled to special voting rights, including the right, to the extent Woodbridge chose to do so, to elect a majority of Pizza Fusion’s board of directors. During December 2011, Pizza Fusion effected a stock reclassification pursuant to which each share of Pizza Fusion’s Series A and Series B Convertible Preferred Stock automatically converted into one share of Pizza Fusion’s common stock. As a result, Woodbridge is no longer deemed to have a controlling interest in Pizza Fusion and, under the applicable accounting guidance for business combinations, the financial statements of Pizza Fusion were deconsolidated as of December 31, 2011. In connection with such deconsolidation, the Company recognized a $615,000 loss on investment in subsidiary. Prior to 2011, Pizza Fusion was determined to be a VIE under the provisions of the accounting guidance for VIEs entities, and the operating results of Pizza Fusion were consolidated into BFC.

Real Estate Operations

The Company’s Real Estate Operations segment consists of the operations of Core Communities, prior to the suspension of those activities in December 2010, Carolina Oak, which was engaged in homebuilding activities in South Carolina prior to the suspension of those activities in the fourth quarter of 2008, and Cypress Creek Holdings which was engaged in leasing activities. Cypress Creek Holdings, a wholly owned subsidiary of Woodbridge, owned an 80,000 square foot office building in Fort Lauderdale, Florida. After efforts to lease the space proved unsuccessful, the lender with respect to the office building agreed to permit Cypress Creek Holdings to pursue a short sale of the building and in December 2011, Cypress Creek Holdings signed a letter of intent for the sale of the building and as a result, Cypress Creek Holdings results of operations are reported as a discontinued operation in the Company’s consolidated financial statements and its assets are classified as “assets held for sale from discontinued operations” (see Note 5 for additional information).

Bluegreen Resorts

Bluegreen Resorts markets, sells and manages real estate-based VOIs in resorts generally located in popular, high-volume, “drive-to” vacation destinations, which were developed or acquired by Bluegreen or developed by others. Bluegreen Resorts also earns fees from third-party resort developers and timeshare owners for providing services such as sales and marketing, mortgage servicing, construction management, title, and resort management.

Effective January 1, 2011, Bluegreen modified its measure of segment operating profit (loss) to include certain bank-related charges, which were previously reported as corporate general and administrative expenses. In connection with this modification, presentation for prior periods has been revised to be comparable with the current period. This revision decreased Bluegreen Resorts’ segment operating profit by $2.9 million for the year ended December 31, 2010. The impact of the revision with respect to the Bluegreen Interim Period was not material.

BankAtlantic

The Company’s BankAtlantic segment consists of the banking operations of BankAtlantic, including retail banking services delivered through a network of branches located in Florida.

BankAtlantic Bancorp Parent Company

The BankAtlantic Bancorp Parent Company segment activities include the managing of non-performing loans and related real estate owned acquired from BankAtlantic as well as financing the operations of its subsidiaries.

The following tables present segment information for the years ended December 31, 2011, 2010 and 2009 (in thousands):

2011	BFC Activities	Real estate Operations	Bluegreen Resorts	BankAtlantic	BankAtlantic Bancorp Parent Company	Unallocated Amounts and Eliminations	Segment Total
Revenues:
Sales of VOIs and real estate	$—	—	169,998	—	—	—	169,998
Other resorts fee-based revenue	—	—	70,985	—	—	—	70,985
Fee based sales commission and other revenues	748	—	73,673	—	—	—	74,421
Interest income	—	—	—	141,094	240	90,610	231,944
Financial Services - non-interest income	—	—	—	128,931	(321)	(1,558)	127,052

Total revenues	748	—	314,656	270,025	(81)	89,052	674,400

Costs and Expenses:
Cost of sale of VOIs and real estate	—	—	27,058	—	—	—	27,058
Cost of sale of other resorts operations	—	—	52,094	—	—	—	52,094
Interest expense	4,497	2,533	—	15,694	15,571	55,669	93,964
Provision for loan losses	—	—	—	70,424	1,214	—	71,638
Selling, general and administrative expenses	16,754	195	154,475	—	—	43,830	215,254
Other expenses	209	—	—	185,610	10,215	(870)	195,164

Total costs and expenses	21,460	2,728	233,627	271,728	27,000	98,629	655,172

Gain (loss) on settlement of investment in subsidiary	(615)	11,305	—	—	—	—	10,690
Gain on extinguishment of debt	—	11,625	—	—	—	—	11,625
Equity in earnings from unconsolidated affiliates	1,371	—	—	—	(255)	140	1,256
Other income	4,901	—	—	—	—	(3,064)	1,837

(Loss) income from continuing operations before income taxes	(15,055)	20,202	81,029	(1,703)	(27,336)	(12,501)	44,636
Less: (Benefit) provision for income taxes	(4,965)	3	—	(298)	—	26,217	20,957

(Loss) income from continuing operations	(10,090)	20,199	81,029	(1,405)	(27,336)	(38,718)	23,679
Loss from discontinued operations	—	(1,703)	—	—	—	(41,482)	(43,185)

Net (loss) income	$(10,090)	18,496	81,029	(1,405)	(27,336)	(80,200)	(19,506)

Less: Net loss attributable to noncontrolling interests						(8,236)	(8,236)

Net loss attributable to BFC						$(71,964)	(11,270)

Total assets	$65,175	6,584	785,382	3,648,546	323,112	(50,644)	4,778,155

2010	BFC Activities	Real estate Operations	Bluegreen Resorts	BankAtlantic	BankAtlantic Bancorp Parent Company	Unallocated Amounts and Eliminations	Segment Total
Revenues:
Sales of VOIs and real estate	$—	2,739	164,567	—	—	—	167,306
Other resorts fee-based revenue	—	—	65,979	—	—	—	65,979
Fee based sales commission and other revenues	1,781	1,027	52,966	—	—	(250)	55,524
Interest income	—	—	—	176,025	300	96,023	272,348
Financial Services - non-interest income	—	—	—	105,762	1,257	(1,558)	105,461

Total revenues	1,781	3,766	283,512	281,787	1,557	94,215	666,618

Costs and Expenses:
Cost of sale of VOIs and real estate	—	23,232	19,862	—	—	—	43,094
Cost of sale of other resorts operations	—	—	46,863	—	—	—	46,863
Interest expense	6,264	12,094	—	24,691	14,872	61,845	119,766
Provision for loan losses	—	—	—	138,825	5,536	—	144,361
Selling, general and administrative expenses	25,602	8,220	154,436	—	—	38,495	226,753
Other expenses	—	—	—	236,315	9,043	311	245,669

Total costs and expenses	31,866	43,546	221,161	399,831	29,451	100,651	826,506

Loss on settlement of investment in subsidiary	(977)	—	—	—	—	—	(977)
Gain on extinguishment of debt	—	13,049	—	—	—	—	13,049
Equity in (loss) earnings from unconsolidated affiliates	(2,045)	—	—	—	1,054	140	(851)
Other income	6,481	888	—	—	—	(4,682)	2,687

(Loss) income from continuing operations before income taxes	(26,626)	(25,843)	62,351	(118,044)	(26,840)	(10,978)	(145,980)
Less: (Benefit) provision for income taxes	(7,097)	—	—	(2,134)	—	18,446	9,215

(Loss) income from continuing operations	(19,529)	(25,843)	62,351	(115,910)	(26,840)	(29,424)	(155,195)
Loss from discontinued operations	—	(2,962)	—	—	(500)	(21,530)	(24,992)

Net (loss) income	$(19,529)	(28,805)	62,351	(115,910)	(27,340)	(50,954)	(180,187)

Less: Net loss attributable to noncontrolling interests						(76,339)	(76,339)

Net loss attributable to BFC						$25,385	(103,848)

Total assets	$95,035	37,937	864,904	4,469,168	338,358	7,664	5,813,066

2009	BFC Activities	Real estate Operations	Bluegreen Resorts	BankAtlantic	BankAtlantic Bancorp Parent Company	Unallocated Amounts and Eliminations	Segment Total
Revenues:
Sales of VOIs and real estate	$—	6,605	17,622	—	—	40	24,267
Other resorts fee-based revenue	—	—	5,073	—	—	—	5,073
Fee based sales commission and other revenues	1,296	1,071	5,520	—	—	(35)	7,852
Interest income	—	—	—	223,048	573	14,323	237,944
Financial Services - non-interest income	—	—	—	128,813	1,077	(1,565)	128,325

Total revenues	1,296	7,676	28,215	351,861	1,650	12,763	403,461

Costs and Expenses:
Cost of sale of VOIs and real estate	7,749	82,105	3,118	—	—	13,901	106,873
Cost of sale of other resorts operations	—	—	3,538	—	—	—	3,538
Interest expense	6,511	5,577	—	59,724	15,535	4,195	91,542
Provision for loan losses	—	—	—	214,244	18,414	—	232,658
Selling, general and administrative expenses	30,388	14,885	15,775	—	—	1,929	62,977
Impairment of goodwill	2,001	—	—	—	—	—	2,001
Other expenses	—	1,132	—	258,799	9,000	(826)	268,105

Total costs and expenses	46,649	103,699	22,431	532,767	42,949	19,199	767,694

Gain on bargain purchase of investment in Bluegreen	182,849	—	—	—	—	—	182,849
Gain on settlement of investment in subsidiary	16,296	—	—	—	—	13,383	29,679
Equity in earnings from unconsolidated affiliates	32,276	—	—	479	487	139	33,381
Impairment of unconsolidated affiliates	(31,181)	—	—	—	—	—	(31,181)
Impairment of other investments	(2,396)	—	—	—	—	—	(2,396)
Investment gains	6,654	—	—	—	—	—	6,654
Other income	5,775	521	—	—	—	(3,192)	3,104

Income (loss) from continuing operations before income taxes	164,920	(95,502)	5,784	(180,427)	(40,812)	3,894	(142,143)
Less: Benefit for income taxes	(35,503)	—	—	(31,719)	—	(278)	(67,500)

Income (loss) from continuing operations	200,423	(95,502)	5,784	(148,708)	(40,812)	4,172	(74,643)
(Loss) income from discontinued operations	—	(20,969)	—	—	3,701	(1,421)	(18,689)

Net income (loss)	$200,423	(116,471)	5,784	(148,708)	(37,111)	2,751	(93,332)

Less: Net loss attributable to noncontrolling interests						(120,611)	(120,611)

Net income attributable to BFC						$123,362	27,279

Total assets	$122,070	257,390	546,282	4,755,122	456,860	(95,623)	6,042,101